Stock-based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Stock-based compensation	Stock-based compensation
The Company has various stock-based compensation plans for eligible employees. A description of the major plans is provided herein.
The following table provides the stock-based compensation expense for awards under all employee plans, as well as the related tax benefit and excess tax benefit recognized in income, for the years ended December 31, 2021, 2020 and 2019:

In millions	Year ended December 31,	2021	2020	2019
Share Units Plan		$47	$28	$26
Voluntary Incentive Deferral Plan (VIDP)		2	4	4
Stock option awards		12	11	12
Employee Share Investment Plan (ESIP)		20	21	15
Total stock-based compensation expense		$81	$64	$57
Income tax impacts of stock-based compensation
Tax benefit recognized in income		$18	$14	$12
Excess tax benefit recognized in income		$10	$16	$23

Share Units Plan
The objective of the Share Units Plan is to enhance the Company's ability to attract and retain talented employees and to provide alignment of interests between such employees and the shareholders of the Company. Under the Share Units Plan, the Company grants performance share unit (PSU) awards.
PSU-ROIC awards settle depending on the level of attainment of a target return on invested capital (ROIC) performance condition, as defined by the award agreement, over the plan period of three years. The level of attainment of the performance condition results in a performance factor that ranges from 0% to 200%. Settlement is also conditional upon the attainment of a minimum share price market condition, calculated using the average of the last three months of the plan period.
PSU-TSR awards settle depending on the level of attainment of a target total shareholder return (TSR) market condition, as defined by the award agreement, over the plan period of three years. The level of attainment of the market condition results in a performance factor that ranges from 0% to 200% depending on the Company's TSR relative to a Class I Railways peer group and the S&P/TSX 60 companies.
PSUs are settled in common shares of the Company, subject to the attainment of their respective performance and market conditions, by way of disbursement from the Share Trusts (see Note 18 – Share capital). The number of shares remitted to the participant upon settlement is equal to the number of PSUs awarded multiplied by the performance factor, less shares withheld to satisfy the participant's withholding tax requirement.
For the 2019 grant, the level of ROIC attained resulted in a performance factor of 83%, and the level of TSR attained resulted in a performance factor of 72% for the plan period ended December 31, 2021. The total fair value of the equity settled PSU awards that vested in 2021 was $30 million (2020 - $27 million; 2019 - $45 million). As the respective performance and market conditions under each award were met as at December 31, 2021, a settlement of approximately 0.2 million shares, net of withholding taxes, is expected to occur in the first quarter of 2022.

The following table provides a summary of the activity related to PSU awards for the year ended December 31, 2021:

	PSU-ROIC (1)		PSU-TSR (2)
	Units	Weighted-average grant date fair value	Units	Weighted-average grant date fair value
	In millions		In millions
Outstanding at December 31, 2020	0.9	$65.06	0.3	$131.57
Granted	0.2	$64.50	0.2	$148.02
Settled (3)	(0.3)	$51.28	(0.1)	$105.26
Forfeited	—	$68.28	—	$145.48
Outstanding at December 31, 2021	0.8	$69.84	0.4	$144.37
Nonvested at December 31, 2020	0.6	$72.22	0.2	$142.37
Granted	0.2	$64.50	0.2	$148.02
Vested (4)	(0.3)	$70.76	(0.1)	$128.20
Forfeited	—	$68.28	—	$145.48
Nonvested at December 31, 2021	0.5	$69.27	0.3	$150.59
(1)The grant date fair value of equity settled PSUs-ROIC granted in 2021 of $17 million is calculated using a lattice-based valuation model. As at December 31, 2021, total unrecognized compensation cost related to all outstanding awards was $20 million and is expected to be recognized over a weighted-average period of 1.7 years.
(2)The grant date fair value of equity settled PSUs-TSR granted in 2021 of $20 million is calculated using a Monte Carlo simulation model. As at December 31, 2021, total unrecognized compensation cost related to all outstanding awards was $13 million and is expected to be recognized over a weighted-average period of 1.6 years.
(3)Equity settled PSUs-ROIC granted in 2018 met the minimum share price condition for settlement and attained a performance factor of 111%. Equity settled PSUs-TSR granted in 2018 attained a performance factor of 99%. In the first quarter of 2021, these awards were settled, net of the remittance of the participants' withholding tax obligation of $27 million, by way of disbursement from the Share Trusts of 0.2 million common shares.
(4)These awards are expected to be settled in the first quarter of 2022.

The following table provides assumptions related to the fair values of PSU awards, and the weighted-average grant date fair values for units granted in 2021, 2020 and 2019:

Year of grant	2021	2020	2019
Assumptions
Stock price ($) (1)	133.36	125.82	110.41
Expected stock price volatility (%) (2)	24	17	17
Expected term (years) (3)	3.0	3.0	3.0
Risk-free interest rate (%) (4)	0.19	1.40	1.75
Dividend rate ($) (5)	2.46	2.30	2.15
Weighted-average grant date fair value ($)
ROIC	64.50	73.92	70.76
TSR	148.02	153.00	128.20
(1)Represents the closing share price on the grant date.
(2)Based on the historical volatility of the Company's stock over a period commensurate with the expected term of the award.
(3)Represents the period of time that awards are expected to be outstanding.
(4)Based on the implied yield available on zero-coupon government issues with an equivalent term commensurate with the expected term of the awards.
(5)Based on the annualized dividend rate.
Voluntary Incentive Deferral Plan
The Company's Voluntary Incentive Deferral Plan (VIDP) provides eligible senior management employees the opportunity to elect to receive their annual incentive bonus payment in deferred share units (DSU) up to specific deferral limits. A DSU is equivalent to a common share of the Company and also earns dividends when normal cash dividends are paid on common shares. The number of DSUs received by each participant is established at the time of deferral. For each participant, the Company will grant a further 25% of the amount elected in DSUs, which will vest over a period of four years. The election to receive eligible incentive payments in DSUs is no longer available to a participant when the value of the participant's vested DSUs is sufficient to meet the Company's stock ownership guidelines.

Equity settled awards
DSUs are settled in common shares of the Company at the time of cessation of employment by way of an open market purchase by the Company. The number of shares remitted to the participant is equal to the number of DSUs awarded less shares withheld to satisfy the participant's withholding tax requirement.

Cash settled awards
The value of each participant's DSUs is payable in cash at the time of cessation of employment.

Stock price volatility
The Company's liability for the cash settled VIDP is marked-to-market at each period-end and varies with the Company's share price. Fluctuations in the Company's share price cause volatility to stock-based compensation expense as recorded in Net income. The Company does not currently hold any derivative financial instruments to manage this exposure.

The following table provides a summary of the activity related to DSU awards for the year ended December 31, 2021:

	Equity settled		Cash settled
	DSUs (1)		DSUs (2)
	Units	Weighted-average grant date fair value	Units
	In millions		In millions
Outstanding at December 31, 2020	0.6	$83.47	0.1
Granted	—	$137.85	—
Settled (3)	(0.1)	$84.09	—
Outstanding at December 31, 2021 (4)	0.5	$87.24	0.1
(1)The grant date fair value of equity settled DSUs granted is calculated using the Company's stock price on the grant date. As at December 31, 2021, the aggregate intrinsic value of all equity settled DSUs outstanding amounted to $78 million.
(2)The fair value of cash settled DSUs as at December 31, 2021 is based on the intrinsic value. As at December 31, 2021, the liability for all cash settled DSUs was $9 million (2020 - $14 million). The closing stock price used to determine the liability was $155.38.
(3)For the year ended December 31, 2021 the shares purchased for the settlement of equity settled DSUs were net of the remittance of the participants' withholding tax obligation of $6 million.
(4)The total fair value of equity settled DSU awards vested, the number of units outstanding that were nonvested, unrecognized compensation cost and the remaining recognition period for cash and equity settled DSUs have not been quantified as they relate to a minimal number of units.
Stock option awards
The Company's stock option plan allows for eligible employees to acquire common shares of the Company upon vesting at a price equal to the market value of the common shares at the grant date. The options issued by the Company are conventional options that vest over a period of time. The right to exercise options generally accrues over a period of four years of continuous employment for options granted prior to 2020, and five years for options granted in 2020 and onwards. Options are not generally exercisable during the first 12 months after the date of grant and expire after 10 years. As at December 31, 2021, 13.6 million common shares remained authorized for future issuances under these plans.
During the year ended December 31, 2021, the Company granted 0.7 million (2020 - 0.7 million; 2019 - 0.9 million) stock options.
The following table provides the activity of stock option awards during 2021, and for options outstanding and exercisable at December 31, 2021, the weighted-average exercise price:

	Options outstanding		Nonvested options
	Number of options	Weighted-average exercise price	Number of options	Weighted-average grant date fair value
	In millions		In millions
Outstanding at December 31, 2020 (1)	3.6	$97.15	1.9	$17.04
Granted (2)	0.7	$133.56	0.7	$20.50
Forfeited/Cancelled	—	$122.66	—	$18.92
Exercised (3)	(0.7)	$82.96	N/A	N/A
Vested (4)	N/A	N/A	(0.8)	$16.14
Outstanding at December 31, 2021 (1)	3.6	$105.32	1.8	$18.69
Exercisable at December 31, 2021 (1)	1.8	$90.38	N/A	N/A
(1)Stock options with a US dollar exercise price have been translated to Canadian dollars using the foreign exchange rate in effect at the balance sheet date.
(2)The grant date fair value of options granted in 2021 of $14 million ($20.50 per option) is calculated using the Black-Scholes option-pricing model. As at December 31, 2021, total unrecognized compensation cost related to all outstanding awards was $11 million and is expected to be recognized over a weighted-average period of 3.5 years.
(3)The total intrinsic value of options exercised in 2021 was $42 million (2020 - $47 million; 2019 - $53 million). The cash received upon exercise of options in 2021 was $52 million (2020 - $56 million; 2019 - $77 million) and the related excess tax benefit realized in 2021 was $1 million (2020 - $2 million; 2019 - $3 million).
(4)The grant date fair value of options vested in 2021 was $12 million (2020 - $12 million; 2019 - $12 million).

The following table provides the number of stock options outstanding and exercisable as at December 31, 2021 by range of exercise price and their related intrinsic value, and for options outstanding, the weighted-average years to expiration. The table also provides the aggregate intrinsic value for in-the-money stock options, which represents the value that would have been received by option holders had they exercised their options on December 31, 2021 at the Company's closing stock price of $155.38.

	Options outstanding				Options exercisable
	Number of options	Weighted-average years to expiration	Weighted-average exercise price	Aggregate intrinsic value	Number of options	Weighted-average exercise price	Aggregate intrinsic value
Range of exercise prices	In millions			In millions	In millions		In millions
$ 38.29 - $ 85.00	0.7	3.0	$69.59	$56	0.7	$69.59	$56
$ 85.01 - $ 100.00	0.8	5.6	$94.58	51	0.7	$93.82	42
$ 100.01 - $ 115.00	0.7	7.1	$107.87	32	0.3	$108.13	16
$ 115.01 - $ 130.00	0.7	8.0	$121.87	24	0.1	$121.18	6
$ 130.01 - $ 147.46	0.7	9.1	$132.59	16	—	$132.90	—
Balance at December 31, 2021 (1)	3.6	6.6	$105.32	$179	1.8	$90.38	$120
(1)    Stock options with a US dollar exercise price have been translated to Canadian dollars using the foreign exchange rate in effect at the balance sheet date. The weighted-average years to expiration of exercisable stock options was 5.1 years.
The following table provides assumptions related to the fair values of stock option awards, and the weighted-average grant date fair values for units granted in 2021, 2020, and 2019:

Year of grant	2021	2020	2019
Assumptions
Grant price ($)	133.56	126.13	110.94
Expected stock price volatility (%) (1)	21	19	18
Expected term (years) (2)	5.8	5.7	5.5
Risk-free interest rate (%) (3)	0.48	1.26	1.75
Dividend rate ($) (4)	2.46	2.30	2.15
Weighted-average grant date fair value ($)	20.50	19.09	16.34
(1)    Based on the historical volatility of the Company's stock over a period commensurate with the expected term of the award.
(2)    Represents the period of time that awards are expected to be outstanding. The Company uses historical data to predict option exercise behavior.
(3)    Based on the implied yield available on zero-coupon government issues with an equivalent term commensurate with the expected term of the awards.
(4)    Based on the annualized dividend rate.

ESIP
The Company has an ESIP giving eligible employees the opportunity to subscribe for up to 10% of their gross salaries to purchase shares of the Company's common stock on the open market and to have the Company invest, on the employees' behalf, a further 35% of the amount invested by the employees, up to 6% of their gross salaries.
Company contributions to the ESIP, which consist of shares purchased on the open market, are subject to a one-year vesting period and are forfeited should certain participant contributions be sold or disposed of prior to vesting. Company contributions to the ESIP are held in Share Trusts until vesting, at which time shares are delivered to the employee.
The following table provides a summary of the activity related to the ESIP for the year ended December 31, 2021:

	ESIP
	Number of shares	Weighted-average share price
	In millions
Unvested contributions, December 31, 2020	0.2	$122.07
Company contributions	0.2	$142.21
Vested (1)	(0.2)	$121.95
Forfeited	—	$138.76
Unvested contributions, December 31, 2021 2)	0.2	$142.80
(1)The total fair value of units purchased with Company contributions that vested in 2021 was $17 million (2020 - $27 million).
(2)As at December 31, 2021, total unrecognized compensation cost related to all outstanding units was $13 million and is expected to be recognized over the next 12 months.

The following table provides the number of participants holding shares, the total number of ESIP shares purchased on behalf of employees, including the Company's contributions for the years ended December 31, 2021, 2020 and 2019:

Year ended December 31,	2021	2020	2019
Number of participants holding shares	20,142	20,270	21,674
Total number of ESIP shares purchased on behalf of employees (millions)	1.1	1.1	1.5

Directors' Deferred Share Unit Plan
The non-executive directors may elect to receive all or part of their director, committee member, Board Chair, and committee chair cash retainers either in cash, common shares of the Company purchased on the open market or Directors' Deferred Share Units (DDSUs). They may also elect to receive their common share grant retainer in DDSUs. Each DDSU entitles the beneficiary thereof to receive upon resignation, retirement or death, one common share of the Company purchased on the open market, plus additional DDSUs reflecting dividend equivalents.
In 2021, eligible awards were settled net of the remittance of the directors' withholding tax obligation by purchasing $22 million worth of common shares on the open market. These settlements resulted in an excess tax benefit recognized in income of $4 million for the year ended December 31, 2021.